ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Voyage expenses	$ 11,027	$ 21,121
Ship operating expenses	5,614	6,314
Administrative expenses	1,297	3,685
Interest expense	12,429	11,643
Taxes	325	300
Contingent rental expense	2,615	0
Other	94	681
Accrued expenses	$ 33,401	$ 43,744